Expense Example	Feb. 27, 2026 USD ($)
Crossmark Large Cap Growth ETF | Crossmark Large Cap Growth ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
Crossmark Large Cap Value ETF | Crossmark Large Cap Value ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	$ 160